Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	Allot Communications Ltd.
Entity Central Index Key	0001365767
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	30,950,234
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 116,682	$ 42,858
Restricted cash and deposits	1,138	1,060
Short-term bank deposits	24,000
Available-for-sale marketable securities	17,580	15,531
Trade receivables (net of allowance for doubtful accounts of $ 511 and $ 374 at December 31, 2011 and 2010, respectively)	11,926	10,739
Other receivables and prepaid expenses	5,950	4,958
Inventories	10,501	10,830
Total current assets	187,777	85,976
NON-CURRENT ASSETS:
Severance pay fund	178	162
Other assets	356	340
Total non-current assets	534	502
PROPERTY AND EQUIPMENT, NET	5,352	5,193
GOODWILL AND INTANGIBLE ASSETS, NET	3,395	3,516
Total assets	197,058	95,187
CURRENT LIABILITIES:
Trade payables	2,684	5,140
Employees and payroll accruals	5,050	5,798
Deferred revenues	16,694	10,828
Other payables and accrued expenses	4,412	4,369
Total current liabilities	28,840	26,135
LONG-TERM LIABILITIES:
Deferred revenues	5,430	3,873
Accrued severance pay	219	191
Total long-term liabilities	5,649	4,064
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 30,950,234 and 23,806,313 shares at December 31, 2011 and 2010, respectively	720	527
Additional paid-in capital	223,306	133,483
Accumulated other comprehensive income (loss)	(810)	434
Accumulated deficit	(60,647)	(69,456)
Total shareholders' equity	162,569	64,988
Total liabilities and shareholders' equity	$ 197,058	$ 95,187

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 511		$ 374
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	30,950,234	30,950,234	23,806,313	23,806,313
Ordinary shares, shares outstanding	30,950,234	30,950,234	23,806,313	23,806,313

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 56,810	$ 40,852	$ 29,641
Services	20,943	16,120	12,110
Total revenues	77,753	56,972	41,751
Cost of revenues:
Products	19,540	14,015	10,094
Services	2,635	1,970	1,741
Total cost of revenues	22,175	15,985	11,835
Gross profit	55,578	40,987	29,916
Operating expenses:
Research and development (net of grant participations in the amount of $ 3,674, $ 2,774 and $ 2,440 for the years ended December 31, 2011, 2010 and 2009, respectively)	13,222	11,264	9,265
Sales and marketing	26,543	22,021	20,408
General and administrative	7,474	5,473	5,541
Total operating expenses	47,239	38,758	35,214
Operating profit (loss)	8,339	2,229	(5,298)
Financial expenses (income), net	(415)	7,907	2,311
Income (loss) before income tax expenses (benefit)	8,754	(5,678)	(7,609)
Income tax expenses (benefit)	(55)	84	63
Net Income (loss)	$ 8,809	$ (5,762)	$ (7,672)
Net earnings (loss) per share:
Basic	$ 0.35	$ (0.25)	$ (0.35)
Diluted	$ 0.33	$ (0.25)	$ (0.35)
Weighted average number of shares used in per share computations of net earnings (loss):
Basic	25,047,771	22,831,014	22,185,702
Diluted	27,071,872	22,831,014	22,185,702

CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Grants participations excluded from research and development costs	$ 3,674	$ 2,774	$ 2,440

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated income (loss) [Member]	Total comprehensive loss [Member]
Balance, value at Dec. 31, 2008	$ 63,179	$ 482	$ 125,703	$ 697	$ (63,703)
Balance, shares at Dec. 31, 2008		22,067,117
Exercise of stock options, value	485	10	475
Exercise of stock options, shares		329,945
Compensation related to options granted to non-employees	58		58
Stock-based compensation related to options granted to employees	2,240		2,240
Total comprehensive loss:
Cumulative effect from adoption of ASC No. 320				(7,681)	7,681
Unrealized loss on hedging derivative instruments	(85)			(85)		(85)
Unrealized gain (loss) on available-for-sale marketable securities	2,207			2,207		2,207
Net Income (loss)	(7,672)				(7,672)	(7,672)
Total comprehensive loss						(5,550)
Balance, value at Dec. 31, 2009	60,412	492	128,476	(4,862)	(63,694)
Balance, shares at Dec. 31, 2009		22,397,062
Exercise of stock options, value	3,052	35	3,017
Exercise of stock options, shares		1,244,051
Compensation related to options granted to non-employees	115		115
Stock-based compensation related to options granted to employees	1,875		1,875
Cashless exercise of options, shares		165,200
Total comprehensive loss:
Unrealized loss on hedging derivative instruments	(155)			(155)		(155)
Unrealized gain (loss) on available-for-sale marketable securities	(23)			(23)		(23)
Realized loss on available-for-sale marketable securities (see Note 3)	5,474			5,474
Net Income (loss)	(5,762)				(5,762)	(5,762)
Total comprehensive loss						(5,940)
Balance, value at Dec. 31, 2010	64,988	527	133,483	434	(69,456)
Balance, shares at Dec. 31, 2010	23,806,313	23,806,313
Issuance of shares capital related to secondary offering, net of issuance costs	84,922	169	84,753
Issuance of shares capital related to secondary offering, net of issuance costs, shares		6,325,000
Exercise of stock options, value	2,838	24	2,814
Exercise of stock options, shares		818,921
Stock-based compensation related to options granted to employees	2,256		2,256
Total comprehensive loss:
Unrealized loss on hedging derivative instruments	(1,312)			(1,312)		(1,312)
Unrealized gain (loss) on available-for-sale marketable securities	68			68		68
Net Income (loss)	8,809				8,809	8,809
Total comprehensive loss						7,565
Balance, value at Dec. 31, 2011	$ 162,569	$ 720	$ 223,306	$ (810)	$ (60,647)
Balance, shares at Dec. 31, 2011	30,950,234	30,950,234

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs for issuance of shares capital related to secondary offering	$ 252
Accumulated unrealized loss on available-for-sale marketable securities	45	(23)	(5,474)
Accumulated unrealized gain on foreign currency cash flows hedges	(855)	457	612
Accumulated other comprehensive income (loss)	$ (810)	$ 434	$ (4,862)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net Income (loss)	$ 8,809	$ (5,762)	$ (7,672)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,754	2,577	2,468
Write-off of property and of equipment, net			385
Stock-based compensation related to options granted to employees and non-employees	2,256	1,990	2,298
Amortization of intangible assets	124	123	116
Capital loss (gain)	7	70	(108)
Decrease (increase) in accrued severance pay, net	12	75	(180)
Decrease in other assets	98	41	43
Decrease (increase) in accrued interest and amortization of premium on marketable securities	151	(189)	2
Increase in trade receivables	(1,187)	(2,897)	(1,679)
Increase in other receivables and prepaid expenses	(1,083)	(1,495)	(1,661)
Decrease (increase) in inventories, net	329	(5,784)	(787)
Decrease (increase) in long-term deferred taxes	(114)	49	316
Increase (decrease) in trade payables	(2,456)	1,998	240
Increase (decrease) in employees and payroll accruals	(748)	1,868	606
Increase in deferred revenues	7,423	7,188	745
Increase (decrease) in other payables and accrued expenses	(1,178)	(213)	1,440
Realized loss related to sale of available-for-sale marketable securities		7,712
Other than temporary loss on marketable securities, net			3,036
Net cash provided by (used in) operating activities	15,197	7,351	(392)
Cash flows from investing activities:
Increase in restricted cash and deposits	(78)		(2)
Investments in short-term bank deposits	(24,000)		(201)
Redemption of short-term bank deposits		1,264
Purchase of property and equipment	(2,953)	(2,334)	(3,608)
Proceeds from sale of property and equipment	30	168	159
Investment in available-for sale marketable securities	(4,735)	(16,765)
Proceeds from redemption or sale of available-for-sale marketable securities	2,603	13,652
Net cash used in investing activities	(29,133)	(4,015)	(3,652)
Cash flows from financing activities:
Issuance of shares related to secondary offering, net	84,922
Exercise of stock options	2,838	3,052	485
Net cash provided by financing activities	87,760	3,052	485
Increase (decrease) in cash and cash equivalents	73,824	6,388	(3,559)
Cash and cash equivalents at the beginning of the year	42,858	36,470	40,029
Cash and cash equivalents at the end of the year	116,682	42,858	36,470
Supplementary cash flow information:
Cash paid during the year for taxes	$ 100	$ 168	$ 80

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Allot Communications Ltd. ("the Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing intelligent IP service optimization solutions for mobile, DSL and wireless broadband carriers, cable operator service providers, and enterprises. The Company's portfolio of hardware platforms and software applications utilizes advanced deep packet inspection technology to transform broadband pipes into smart networks that can rapidly and efficiently manage data over mobile and wireline networks and deploy value added Internet services. The Company's products consist of the Service Gateway and NetEnforcer traffic management systems, the NetXplorer and Subscribe Management Platform application management suites and value added services such as the Service Protector network protection solution, the MediaSwift video caching solution and the WebSafe network service.

The Company's Ordinary Shares are listed in  the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November, 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.  In November 2011, the Company completed a secondary  public offering for a  total amount of approximately $ 85,000 at an average price per share of $ 13.47.

The Company holds six wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Woburn, Massachusetts, United-States ("the U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France ("the European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan ("the Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited ("the UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore and Allot Communications (New Zealand) Limited. ("the NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand.

The U.S. subsidiary commenced operations in 1997. It is engaged in the sale, marketing and technical support services in the Americas of products manufactured and imported by the Company. The European, Japanese, UK and Singaporean subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, UK and Asia Pacific, respectively. The NZ subsidiary commenced its operations in 2008 and is engaged in the research and development activities related to the Service Protector and technical support services for this product.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Restricted cash and deposits:

Restricted cash and deposits in the amount of $ 1,138 are held in favor of financial institutions towards fulfillments of forward contract and operating obligations, respectively.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars and New Israeli Shekels ("NIS") and bear interest at annual weighted average rate 1.6% at December 31, 2011. The short-term deposits are presented at cost.

g.	Marketable securities:

The Company accounts for its investments in marketable securities using Accounting Standards Codification No. 320, "Investments - Debt and Equity Securities" ("ASC No. 320").

The Company's management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date. The Company classifies all of its investments in marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in earnings and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net, if any.

Until 2009, the Company recognized an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The entire difference between amortized cost and fair value is recognized in earnings. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period.

In April 2009, the Company adopted the FASB's updated guidance relating to investments and debt securities, which amends the other-than-temporary impairment ("OTTI") guidance in U.S. GAAP. Under the updated guidance, if OTTI occurs, and it is more likely than not that the Company will not sell the investment or debt security before the recovery of its amortized cost basis, then the OTTI is separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The amount of the total OTTI related to credit loss is recognized in earnings. The amount of the total OTTI related to other factors is recognized in accumulated other comprehensive income. As a result of the adoption of this updated accounting guidance, the Company recorded a cumulative effect adjustment of $ 7,681 to reclassify the non-credit component of previously recognized impairments from accumulated deficit to accumulated other comprehensive income (loss).

As of December 31, 2009, the Company held marketable securities in U.S. dollars in the United States. The balance was composed of Auction Rate Securities ("ARS"). During 2010, the Company had sold its entire ARS portfolio, reclassified the loss recorded in accordance with ASC No. 320 in the accumulated other comprehensive loss in the amount of $ 5,474 to financing expenses and recognized an additional loss of $ 2,238, as further detailed in Notes 4 and 5.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable. Inventory write-offs due to slow moving items and technological obsolescence totaled $ 480, $ 1,100 and $ 800 in 2011, 2010 and 2009, respectively.

Cost is determined as follows:

Raw materials - using the "first in, first out" (FIFO) cost method.

Finished goods -using the "first in first out" (FIFO) cost method, manufacturing cost and allocable indirect cost.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill and intangible assets deemed to have indefinite lives are tested for impairment annually, or more often if there are indicators of impairment present.

The Company performs annual impairment analysis of goodwill at December 31 of each year, or more often as applicable. The Company operates in one operating segment, and this segment comprises its only reporting unit. The  provisions of ASC No. 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and no further testing is required to be performed. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step of the impairment test in order to determine the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company believes that its business activity and management structure meet the criterion of being a single reporting unit for accounting purposes. The Company has performed an annual impairment analysis as of December 31, 2011 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2011, 2010 and 2009 no impairment losses were recorded.

k.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with Accounting Standards Codification No. 360, "Property, Plant, and Equipment ", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011, 2010 and 2009, no impairment losses were recorded.

l.	Revenue recognition

The Company generates revenues mainly from the sale of hardware and software products along with related maintenance and support services. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-customers from the Company's perspective.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant performance obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement.

Deferred revenues are classified as short and long term and recognized as revenues at the time respective elements are provided.

Under historical accounting principles, the Company was required to account for sales of its products in accordance with ASC 985-605. ASC 985-605 generally required revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under "the residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (maintenance and support) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (hardware and software products).

In October 2009, the FASB issued ASU 2009-14, "Certain Arrangements That Include Software Elements, (amendments to ASC Topic 985, Software)" (ASU 2009-14), which  changes the accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are no longer within the scope of the software revenue guidance in Subtopic 985-605 of the Codification. Accordingly, the Company is out of the scope of Subtopic 985-605. For 2011 and future periods, pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

As of January 1, 2011, the Company changed its pricing policy in respect of sales of  maintenance and support in new,  multiple element arrangements.  For the product and maintenance and support under the new pricing policy, the Company determined the ESP in multiple-element arrangements for an individual element based on  reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition.

The Company adopted these standards on January 1, 2011 on a prospective basis for new and materially modified arrangements originating after January 1, 2011; the effect of the adoption of the new standard on the financial results of the Company for the year ended December 31, 2011, was immaterial.

The Company provides a provision for product returns and stock rotation based on its experience with historical sales returns, stock rotations and other known factors.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 885, $ 635 and $ 626, respectively.

n.	Research and development costs:

Accounting Standards Codification No. 985, "Software" ("ASC No. 985"), requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incurre

o.	Severance pay:

The liability in Israel for substantially all of the Company`s  employees in respect of severance pay liability will be calculated in accordance with section 14 of the Severance Pay Law -1963 (herein- "Section 14") Section 14 states that Company's contributions for severance pay shall be inlien of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further more,  the related obligation and amounts deposits on behalf of such obligation under Section 14, are not stated on the balance sheet, since they are legally released, based on court ruling, from obligation to employees once the deposits have been paid.

There are a few employess in Israel, whereby the Company's liability for severance pay for its Israeli employees was calculated pursuant to Israel's Severance Pay Law, based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expensesfor the years ended December 31, 2011, 2010 and 2009, amounted to $ 1,280, $ 925 and $ 991, respectively.

p.	Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company applies ASC No. 718 and Accounting Standards Codification No. 505-50, "Equity-Based Payments to Non-Employees" ("ASC No. 505-50") with respect to options issued to non-employees. Accordingly, option valuation models one used to measure the fair value of the options at the measurement date as defined in ASC No. 505-50.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees and non-employees included in the consolidated statements of operations, for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009

Cost of revenues	$103	$95	$104
Research and development	442	352	357
Sales and marketing	1,001	851	775
General and administrative	710	692	1,062

Total stock-based compensation expense	$2,256	$1,990	$2,298

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards (except for restricted-stock units, which are valued based on the market value of the underlying share at the date of grant, no such grants in 2009-2011) with the following assumptions for the year ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.11%-5.46%	0.25%-5.54%	0.31%-5.19%
Volatility	50%-53%	50%-52%	53%-60%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual post-vesting and pre-vesting forfeiture rates is 0%-14%.

The computations of expected volatility and suboptimal exercise multiple are based on the average of the Company's realized historical stock price volatility and certain peer companies that the Company considered to be comparable based on market capitalization and type of technology platform. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

q.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and deposits, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents, restricted cash and deposits, marketable securities and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 511  and $ 374 as of December 31, 2011 and 2010, respectively.

The Company has no significant off balance sheet concentrations of credit risk, except for hedging arrangements to cover the currency exposure of the NIS on identified cash flow items (see also Note 2w).

r.	Royalty bearing grants:

Participation grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor in Israel ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized amounted to $ 3,674, $ 2,774 and $ 2,440 in 2011, 2010 and 2009, respectively.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3%-3.5% of sales of the products developed with the OCS's participation up to 300% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The Company's obligation to pay these royalties is contingent upon actual consolidated sales of our products and no payment is required if no sales are made. As of December 31, 2011, the Company had an outstanding  obligation to pay royalties in the amount of $ 1.36 million.

s.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

t.	Basic and diluted net loss per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2010 and 2009, all outstanding options and warrants have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. For the year ended December 31, 2011, 577,750 outstanding options and warrants have been excluded from the calculation of the diluted income per share since their effect was anti-dilutive. See Note 16.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

v.	Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, restricted cash and deposits, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

x.	Warranty costs:

The Company generally provides a three months software warranty  and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2009, 2010 and 2011 were immaterial.

y.	Recently issued accounting standards:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on our financial statements.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. We adopted this standard in the first quarter of 2012 and the adoption will not have a material impact on our financial statements and disclosures.

AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2011				December 31, 2010
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$251	$-	$-	$251	$1,022	$1	$-	$1,023
Federal Home Loan Bank	-	-	-	-	807	-	-	807
Corporate debentures	2,237	2	(1)	2,238	210	3	-	213

	2,488	2	(1)	2,489	2,039	4	-	2,043
Available-for-sale - matures after one year through three years:
Governmental debentures	7,782	24	-	7,806	8,418	1	(4)	8,415
Federal Home Loan Bank	-	-	-	-	201	-	(1)	200
Corporate debentures	7,265	29	(9)	7,285	4,896	-	(23)	4,873

	15,047	53	(9)	15,091	13,515	1	(28)	13,488

	$17,535	$55	$(10)	$17,580	$15,554	$5	$(28)	$15,531

During 2010, the Company sold its entire ARS portfolio, and reclassified the loss recorded in accordance with ASC No. 320 in the accumulated other comprehensive loss in the amount of $ 5,474 to financing expenses, net and recognized an additional loss of $ 2,238.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, restricted cash and deposit, short-term bank deposits, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents, restricted deposit and short-term bank deposits, and certain investments in marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Investments in certain marketable securities are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2011 and 2010, respectively:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Treasury Bills	$12,548	$-	$-	$12,548

Available-for-sale marketable securities	-	15,531	-	15,531
Foreign currency derivative contracts	-	412	-	412

Total financial assets	$12,548	$15,943	$-	$28,491

The following table presents the changes in Level 3 instruments measured on a recurring basis for the years ended December 31, 2010, no change in 2011. The Company's Level 3 instruments consist of marketable securities classified as available-for-sale.

Fair value measurements using significant unobservable inputs (Level 3):

Marketable Securities

Balance at January 1, 2009	$15,319

Total gains and losses (realized and unrealized)	-
Included in financial and other expenses, net	(3,036)
Included in other comprehensive loss	2,207
Purchases and sales	-

Balance at December 31, 2009	14,490

Total gains and losses (realized and unrealized)
Included in financial and other expenses, net	(2,238)
Included in other comprehensive loss	-
Purchases and sales	(12,252)

Balance at December 31, 2010	$-

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5:-	DERIVATIVE INSTRUMENTS

The Company enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and related expenses) in currencies other than U.S. dollar, and forecasted revenues denominated in Euro. The net  losses recognized in "financial and other expenses, net" during the years ended December 31, 2011, 2010 and 2009 were $ 230, $ 471 and $ 52, respectively.

The Company currently hedges such future exposures for a maximum period of one year. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company records all derivatives on the consolidated balance sheets at fair value in accordance with ASC No. 820 at level 2. The effective portions of cash flow hedges are recorded in other comprehensive income until the hedged item is recognized in earnings. The ineffective portions of cash flow hedges are adjusted to fair value through earnings in financial other income or expense. The Company does not enter into derivative transactions for trading purposes.

The Company had a net unrealized gain (loss) associated with cash flow hedges of $ (855) and $ 457 recorded in other comprehensive income (loss) as of December 31, 2011 and 2010, respectively.

As of December 31, 2011 and 2010, the Company had outstanding forward contracts in the amount of $ 11,478 and $ 13,868, respectively.

As of December 31, 2011 and 2010, the Company had outstanding foreign exchange option contracts in the amount of $ 1,747 and $ 6,411, respectively.

The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2011 and 2010, as an asset is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2011	2010

Fair value of foreign exchange option contracts	Other receivables and prepaid expenses	$25	$167

Fair value of foreign exchange forward contracts, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	(880)	290

Total derivatives designated as hedging instrument		$(855)	$457

Total derivatives not designated as hedging instrument, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	$217	$(45)

Gain or loss on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income  to operating expenses for the years ended December 31, 2011 and 2010 were $ 643 and $ 841, respectively. The ineffective portion of the change in fair value of a cash flow hedge for the year ended December 31, 2011, was not material.

Non-designated hedges:

The Company also uses foreign currency forward contracts to mitigate variability in gains and losses generated from the re-measurement of certain monetary assets and liabilities denominated in foreign currencies. These derivatives do not qualify for special hedge accounting treatment. These derivatives are carried at fair value with changes recorded in financing and other income (expense),net. Changes in the fair value of these derivatives are largely offset by re-measurement of the underlying assets and liabilities. Cash flows from such derivatives are classified as operating activities. The derivatives have maturities of approximately twelve months.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Prepaid expenses	$3,288	$1,482
Short-term lease deposits	188	195
Other receivable from insurance carrier in regard of class action (see Note 11)	-	1,300
Government authorities	1,043	1,056
Grants receivable from the OCS	556	272
Foreign currency derivative contracts	368	457
Others	507	196

	$5,950	$4,958

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$1,155	$1,071
Finished products	9,346	9,759

	$10,501	$10,830

For the years ended December 31, 2011, 2010 and 2009, the finished products line item above includes the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 4,039, $ 4,622 and $ 711, respectively.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 8:-       PROPERTY AND EQUIPMENT

	December 31,
	2011	2010

Cost:

Lab equipment	$10,841	$9,270
Computers and peripheral equipment	7,604	6,535
Office furniture and equipment	439	419
Leasehold improvements	596	527

	19,480	16,751
Accumulated depreciation:

Lab equipment	7,814	6,466
Computers and peripheral equipment	5,687	4,549
Office furniture and equipment	241	213
Leasehold improvements	386	330

	14,128	11,558

Depreciated cost	$5,352	$5,193

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 were $ 2,754, $ 2,577 and $ 2,468, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2011	2010

Cost:
Core technology (1)	$726	$726

Accumulated amortization	482	358

Amortized cost	$244	$368

(1)
Core technology was recorded in 2008 following the acquisition of the tangible and the intangible assets of Esphion limited. The Company amortizes the intangible assets using the straight-line method over a period of six years, which constitutes the number of years that approximate the pattern in which the economic benefits of the intangible assets will be consumed.

b.	Amortization expense for the years ended December 31, 2011, 2010 and 2009 were $ 124, $ 123 and $ 116, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2012	$122
2013	122

Total	$244

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2010

Accrued expenses	$1,701	$1,581
Other payable in regard of class action (see Note 11c)	-	1,300
Accrued royalties to the OCS	1,364	1,157
Foreign currency derivative contracts	1,006	45
Others	341	286

	$4,412	$4,369

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties:

The Company received research and development grants from the OCS.

The Company is participating in programs sponsored by the Israeli Government for the support of research and development activities. Currently, the Company is obligated to pay royalties to the OCS, amounting to 3.5% of the sales of the sponsored products, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.

As of December 31, 2011, the Company has paid and accrued royalties to the OCS in the amount of $ 11,740, which was recorded as cost of revenues.

As of December 31, 2011, the Company has a contingent obligation of approximately $13,000 which is comprised of the amounts of royalty bearing grants received from the OCS less royalties already repaid and accrued. For the years ended December 31, 2011, 2010 and 2009, the royalties expense paid and accrued, as part of the Company's cost of revenues, were $2,746, $ 2,015 and $ 1,469 respectively.

b.	Lease commitments:

In February 2006, the Company signed an agreement to rent offices for a period of seven years, starting July 2006. The rental expenses are $ 39 per month and a management fee of costs plus 15% of the expenses incurred by the building management company as stipulated in the lease agreement.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts. The lease expires on August 31, 2014. The Company's subsidiaries maintain smaller offices in China, Singapore, Japan, New Zealand and various locations in Europe

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2012 through 2014.

Operating leases (offices and motor vehicles) expenses for the years ended December 31, 2011, 2010 and 2009 were $ 2,415, $ 1,676 and $ 1,981, respectively.

As of December 31, 2011, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2012	$1,235
2013	713
2014	171
2015	22
2016	22
2017	11

Total	$2,174

c.	Lawsuit:

On May 1, 2007, a securities class action complaint, Brickman Investment Inc. v. Allot Communications Ltd. et al., was filed in the United States District Court for the Southern District of New York. At least three substantially similar complaints were filed in the same court after the original action was filed. We and certain of our directors and officers are named as defendants. The securities class action complaints alleged that the defendants violated Sections 11 and 15 of the Securities Act of 1933 by making false and misleading statements and omissions in our registration statement for our initial public offering in November 2006. The parties reached during 2010 an agreement in principle to settle this litigation. Pursuant to the terms of the agreement, the Company paid in 2011 to the plaintiffs, for the benefit of the class members, $ 1.3 million in cash, which was wholly funded by the Company's insurance carrier. Before 2011, the Company recorded a liability in its financial statements for the proposed amount of the settlement. In addition, because the insurance carrier has agreed to pay the entire settlement amount and recovery from the insurance carrier is probable, a receivable has also been recorded for the same amount. Accordingly, as of December 31, 2010, there was no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other. As of December 31, 2011, no liability or asset appears in the Company's balance sheet.

d.	Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware warranty support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Company's shares

As of December 31, 2011, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.	Warrants

During January 1998, the Company granted, to a Founder and a member of the Board of Directors who also served as Chief Executive Officer at the time of the grant 246,479 warrants to purchase ordinary shares at a purchase price of $ 2.43 per share. The underlying shares were issued and held in trust for the benefit of the Founder, pending his payment of the full purchase price of approximately $ 600. During November 2010, the warrants were exercised through a cashless exercise, into 165,200 Ordinary shares of the Company.

c.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and non-employees, and related information is as follows:

	Year ended December 31,
	2011		2010		2009
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	3,427,870	$3.81	4,081,683	$3.07	4,069,505	$3.54
Granted	649,000	$14.31	906,850	$5.36	1,055,497	$3.05
Forfeited	(93,859)	$8.57	(316,612)	$3.89	(713,374)	$6.46
Exercised	(818,921)	$3.46	(1,244,051)	$2.50	(329,945)	$1.47

Outstanding at end of year	3,164,090	$5.90	3,427,870	$3.81	4,081,683	$3.07

Exercisable at end of year	1,592,432	$3.66	1,638,086	$3.46	2,226,413	$3.12

Vested and Expected to Vest	2,324,031	$4.80	3,019,542	$3.7	2,143,854	$3.33

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2011, was $ 29,476. The total intrinsic value of exercisable options at December 31, 2011 was approximately $ 18,369. The total intrinsic value of options vested and expected to vest at December 31, 2011 was approximately $ 24,208.

The total intrinsic value of options exercised during the year ended December 31, 2011 was approximately $ 54,917. The number of options vested during the year ended December 31, 2011 was 771,580. The weighted-average remaining contractual life of the outstanding options as of December 31, 2011 is 7.39 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2011, is 6.25 years. As of December 31, 2011, $ 4,968 unrecognized compensation cost related to stock options is expected to be recognized over a weighted average vesting period of 1.46 years.

The options outstanding as of December 31, 2011, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2011	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2011
		Years

$16.82	15,000	9.93	-
$15.2-15.43	338,250	9.19	4,875
$14.4-14.52	224,500	9.75	-
$9.7-11.34	30,000	5.15	30,000
$7.25-9.25	307,900	8.70	96,178
$5.7-6.59	19,538	5.67	19,538
$4.02-5.25	597,254	8.00	248,932
$3.00-4.00	903,336	5.78	714,648
$1.92-2.97	613,818	6.76	426,890
$1.205-1.56	33,248	4.70	24,185
$0.002-0.026	81,246	8.45	27,186

	3,164,090		1,592,432

The Company has two option plans under which outstanding options as of December 31, 2011, are as follows: (i) under the 2003 option plan, the outstanding options are exercisable for 502,266 Ordinary shares, and (ii) under the 2006 option plan, the outstanding options and RSUs are exercisable for 2,661,824 Ordinary shares.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options generally become exercisable quarterly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2011, 282,896 Ordinary shares are available for future issuance under the option plans.

In addition to granting stock options, the Company granted in 2008 RSUs under the 2006 option plan. RSUs vest over a four year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates: Amendment to the Israeli Income Tax Ordinance The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate, and increases the corporate tax rate to 25% in 2012 and subsequent years. The new Law was enacted as of December 31, 2011, and had no material effect on the Company's financial statements.

b.	Tax benefits under Israel's law for the Encouragement of Capital Investments, 1959 ("the Law"):

In 1998, the production facilities of the Company related to its computational technologies were granted the status of an "Approved Enterprise" under the Law. In 2004, expansion program was granted the status of "Approved Enterprise". According to the provisions of the Law, the Company has elected the alternative package of benefits  and has waived Government grants in return for tax benefits.

According to the provisions of the Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. The benefit period of tax benefit has not yet commenced, since the Company has not yet reported taxable income.

The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date, (the year's limitation does not apply to the exemption period).

The Law was significantly amended effective April 1, 2005 ("the Amendment"). The Amendment includes revisions to the criteria for investments qualified to receive tax benefits as a Beneficiary Enterprise and among other things, simplifies the approval process. The Amendment applies to new investment programs. Therefore, investment programs commencing after December 31, 2004, do not affect the approved programs of the Company.

In addition, the Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval. Therefore the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. The  company elected 2006 and 2009 as "year of election" under the amendment.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Law, regulations published there under and the criteria set forth in the specific letters of approval. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2011, management believes that the Company is meeting the aforementioned conditions.

If the Company pays a dividend out of income derived from the Approved and Beneficiary Enterprise during the tax exemption period, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from approved enterprises, if the dividend is distributed during the tax exemption period or within twelve years thereafter. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

Income from sources other than the "Approved and Beneficiary Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

During 2010, new legislation amending the Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. Certain "Special Industrial Companies" that meet certain criteria  will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. The Company does not expect the new law to have a material effect on the tax payable on its Israeli operations.

d.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 ("the Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and as such, enjoys tax benefits, including: (1) Deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) The right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) Accelerated depreciation rates on equipment and buildings; and (4) Expenses related to a public offering on the Tel-Aviv Stock and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

e.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic	$9,737	$(6,637)	$(7,558)
Foreign	(983)	959	(51)

	$8,754	$(5,678)	$(7,609)

f.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2011	2010	2009

Income (loss) before taxes on income	$8,754	$(5,678)	$(7,609)

Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (24%, 25% and 26% for the years 2011, 2010 and 2009, respectively)	$2,101	$(1,419)	$(1,978)
Losses and temporary differences, net in respect of which no deferred taxes were recorded	1,091	728	1,738
Taxes with respect to prior years	(84)	35	(189)
Change in expense associated with tax positions for current year	-	-	(210)
Impairment (recording) of withholding tax asset	221	(53)	29
Non-deductible expenses and other	42	60	70
Non-deductible share-based compensation expenses	541	499	597
Exchange rate differences and others	(3,967)	234	6

Actual tax expenses (benefit)	$(55)	$84	$63

g.	Income tax expense (tax benefit) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Current taxes	$31	$109	$113
Deferred taxes	(223)	(7)	320
Taxes in respect of previous years	(84)	35	(189)
Change in expense associated with tax positions for current year	-	-	(210)
Impairment (recording) of withholding tax asset	221	(53)	29

	$(55)	$84	$63

h.	Net operating losses carry forward:

The Company has accumulated losses for tax purposes as of December 31, 2011, in the amount of approximately $ 33,000, which may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2011, in the amount of approximately $ 6,500, which may be carried forward and offset against taxable capital gains in the future for an indefinite period.  Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that some of the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

The European subsidiary is subject to French income taxes and has a net operating loss carry forward amounting as of December 31, 2011 to approximately $ 3,400, which may be carried forward and offset against taxable capital gains in the future for an indefinite period.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Operating and capital loss carry forward	$16,003	$13,539
Reserves and allowances	1,759	2,905

Deferred tax asset before valuation allowance	17,762	16,444
Valuation allowance	(17,378)	(16,287)

Net deferred tax asset	$384	$157

j.
As of December 31, 2011 and 2010, the provision in resepect of ASC740 was $ 75. The Company accrues interest and penalties related to the provision in income taxes in its statement of operations. Such interest and penalties were immaterial for all reported periods .

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, and the United States. With few exceptions, the Company is no longer subject to Israeli final tax assessment through the year 2006 and the European and U.S. subsidiaries have final tax assessments through 2006.

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the customer's location:

	Year ended December 31,
	2011	2010	2009

Europe	$38,409	$30,434	$18,735
Asia and Oceania	13,388	12,469	11,004
United States of America	9,484	7,680	6,316
Middle East and Africa	9,530	3,890	2,992
Americas (excluding United States of America)	6,942	2,499	2,704

	$77,753	$56,972	$41,751

During the years ended December  2011, 2010 and 2009 approximately 15%, 30% and 15% of the Company's revenues are derived from a single customer.

The following presents total long-lived assets as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Long-lived assets:
Israel	$8,653	$8,650
United States of America	300	265
Other	150	134

	$9,103	$9,049

FINANCIAL AND OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL AND OTHER EXPENSES, NET [Abstract]
FINANCIAL AND OTHER EXPENSES, NET
NOTE 15:-	FINANCIAL AND OTHER EXPENSES, NET

	Year ended December 31,
	2011	2010	2009

Financial income:
Interest income	$(661)	$(492)	$(914)

Financial expenses:
Interest expense	16	216	137
Foreign currency transactions differences	230	471	52
Impairment related to Auction-Rate Securities, net	-	7,712	3,036

	$(415)	$7,907	$2,311

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16:-     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings   (loss) per share:

	Year ended December 31,
	2011	2010	2009

Numerator:
Net income (loss)	$8,809	$(5,678)	$(7,672)

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	25,047,771	22,831,014	22,185,702
Dilutive effect: stock options	2,024,101	-	-

Total weighted average number of shares used in computing diluted net earnings per share	27,071,872	22,831,014	22,185,702

Basic net earnings (loss) per share	$0.35	$(0.25)	$(0.35)

Diluted net income per share	$0.33	$(0.25)	$(0.35)